Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Taxes Tables
Components of tax provision (benefit)

Significant components of the provision (benefit) for income taxes from continuing operations are as follows:

	Years Ended June 30,
	2015	2014
Current:
Federal	$42,453	$70,046
State	14,528	800
Foreign	519,910	300,727
Total current provision	576,891	371,573
Deferred:
Federal	(1,146,961)	(383,324)
State	(192,907)	(129,645)
Foreign	(83,002)	228,512
Total deferred provision (benefit)	(1,422,870)	(284,457)
(Benefit) provision for income taxes	$(845,979)	$87,116

Reconciliation of U.S. statutory income tax rate to company's effective tax rate

The difference between income tax benefits and income taxes computed using the U.S. federal income tax rate are as follows:

	Years Ended June 30,
	2015	2014
Tax expense (benefit) at statutory tax rate	$(1,363,097)	$156,635
State taxes (benefit), net of federal tax (benefit)	(115,851)	8,018
Stock compensation	104,090	79,981
Mark to market on financial instruments	474,640	-
Warrant financing costs	145,479	-
Other permanent differences	29,161	27,649
Federal and state research credits - current year	(59,233)	(29,181)
Impact of change in federal and state effective income tax rates	(8,467)	(71,466)
Foreign Rate Differential	(58,756)	(69,541)
Other	6,055	(14,979)
	$(845,979)	$87,116

Schedule of tax effects of temporary differences that give rise to deferred tax assets and liabilities

Significant components of the Company's deferred tax assets are shown below.

	Years Ended June 30,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$4,124,109	$2,844,500
Stock compensation	275,027	268,104
Tax credit carry forwards	140,524	81,290
Other, net	475,120	142,095
Total deferred tax assets	5,014,780	3,335,989
Valuation allowance for deferred tax assets	-	-
Deferred tax assets, net of valuation allowance	5,014,780	3,335,989
Deferred tax liabilities
Intangible assets	(70,911)	(147,397)
Fixed assets	(660,609)	(328,197)
Total deferred tax liabilities	(731,520)	(475,594)

Net deferred tax assets	$4,283,260	$2,860,395